UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-7702

 Value Line Asset Allocation Fund, Inc.
----------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
---------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: March 31, 2006

Date of reporting period: September 30, 2005

Item 1. Reports to Stockholders.

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                               September 30, 2005
--------------------------------------------------------------------------------

                                   Value Line
                                     Asset
                                   Allocation
                                   Fund, Inc.

Value Line Asset Allocation Fund, Inc.

                                                         To Our Value Line Asset
--------------------------------------------------------------------------------

To Our Shareholders:

We are pleased to report that the Value Line Asset Allocation Fund earned a total return of 8.40% for the six months ending September 30, 2005. This compared with a total return of 5.02% for the S&P 500 stock index(1) and a total return of 2.45% for the Lehman Government/Credit bond index(2).

Kiplinger's Personal Finance magazine, in its September 2005 issue, named your Fund one of the top ten performers in the Hybrid category over the past decade.

Key to the Fund's success is its wide-ranging and disciplined stock selection process. The great majority of funds in the hybrid, or asset allocation, category confine themselves to large, well-known companies. By contrast, we search far and wide for companies of any size that offer strong earnings momentum and strong stock price momentum. The superior growth potential of these smaller firms has translated into superior growth for our shareholders. Meanwhile, we maintain a stringent sell discipline. We keep a sharp eye on each holding, and don't hesitate to sell at the first sign of weakening momentum in earnings or stock price.

Your Fund's allocation to stocks has remained near 75% for the past 18 months, a period of generally rising stock prices. The allocation is determined by Value Line's proprietary stock market and bond market models, which incorporate a variety of financial and economic variables. The relatively low level of interest rates is an important factor that continues to make the stock model favorably inclined toward the market. The Fund's other assets remain about evenly divided between bonds and cash.

You have our assurance that we will maintain our disciplined investment process, and you have our thanks for investing with us.

                                Sincerely,

                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                Chairman and President
November 15, 2005


--------------------------------------------------------------------------------
(1) The S&P 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, so it is not possible to directly invest in this index.

(2) The Lehman Brothers Government/Credit Bond Index consists of government, investment-grade and mortgage-backed bonds and is representative of the broad bond market. This is an unmanaged index and does not reflect charges, expenses or taxes, so it is not possible to directly invest in this index.


--------------------------------------------------------------------------------
2

                                          Value Line Asset Allocation Fund, Inc.

Allocation Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The business expansion is likely to proceed at a somewhat slower pace of 3.0%-3.5% during the latter stages of 2005 than we had expected earlier, reflecting the major damage done to the Gulf Coast's economic underpinnings by the recent hurricanes in that region. As before, the economic up cycle should be sustained by healthy levels of construction spending and capital goods demand. Moreover, recent trends suggest that the economy will continue to grow at a stable 3.0%-3.5% in 2006.

Helping to sustain this upturn next year are likely to be solid levels of activity in the manufacturing area and the service sector. In fact, the need to rebuild portions of the hurricane-ravaged Gulf area should give the economy a modest boost. Such growth will probably be accompanied by still moderate, but somewhat higher, rates of inflation. The wild card in this equation, and one reason that we are not likely to see a higher level of business growth, is the high price of oil. Should that commodity stabilize in price over the next several months, as we assume, the sustainability of the long economic expansion, as well as the prolonged period of comparative price stability, probably would continue. Any material and sustained increase in oil prices from these recent levels would logically threaten this economic and inflation stability.

A continuing steady rate of gross domestic product growth and the accompanying stable rates of inflation that we expect would have positive ramifications for the financial markets. That's because this combination would logically allow the Federal Reserve to bring its cycle of monetary tightening to a close over the next several months -- if not sooner -- without undue harm to the lengthy economic and corporate earnings up cycles.


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 through September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs and will not help you determine the relative cost of owning different funds.

                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         4/1/05
                                                          value            value           thru
                                                         4/1/05           9/30/05         9/30/05
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,084.00        $ 5.96
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,019.35        $ 5.77

--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.14% multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half period.


--------------------------------------------------------------------------------
4

                                          Value Line Asset Allocation Fund, Inc.

Portfolio Highlights at September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Equity Holdings

                                                                   Percentage of
Issue                                  Shares         Value         Net Assets
------------------------------------  --------   --------------   --------------
XTO Energy, Inc. ...................   23,666     $ 1,072,543           0.8%
Southwestern Energy Co. ............   14,000       1,027,600           0.8%
Chesapeake Energy Corp. ............   23,000         879,750           0.7%
TXU Corp. ..........................    7,000         790,160           0.6%
Valero Energy Corp. ................    6,976         788,742           0.6%
Energen Corp. ......................   18,000         778,680           0.6%
Jarden Corp. .......................   18,750         770,063           0.6%
NII Holdings, Inc. Class "A" .......    9,000         760,050           0.6%
Entergy Corp. ......................   10,000         743,200           0.6%
Ultra Petroleum Corp. ..............   12,600         716,688           0.5%

--------------------------------------------------------------------------------

Asset Allocation -- Percentage of Net Assets

                Bonds & Notes                   13.9%
                Cash & Other                    11.7%
                Stocks                          74.4%

--------------------------------------------------------------------------------

Equity Sector Weightings -- Percentage of Total Investment Securities

        Consumer, Non-cyclical                     20.9 %
        Consumer, Cyclical                         16.8 %
        Financial                                  13.7 %
        Industrial                                 12.3 %
        Government                                 11.6 %
        Energy                                      8.6 %
        Communications                              5.0 %
        Utilities                                   4.4 %
        Technology                                  2.9 %
        Basic Materials                             2.2 %
        Mortgage Securities                         1.6 %


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

    Shares                                                      Value
-----------------------------------------------------------------------
COMMON STOCKS (74.4%)

                 ADVERTISING (0.8%)
    15,000       Harte-Hanks, Inc. ........................   $ 396,450
    10,000       R.H. Donnelley Corp.* ....................     632,600
                                                              ---------
                                                              1,029,050

                 AEROSPACE/DEFENSE (1.6%)
     4,700       Aviall, Inc.* ............................     158,766
     5,000       DRS Technologies, Inc. ...................     246,800
     8,200       Edo Corp. ................................     246,246
     3,500       L-3 Communications
                 Holdings, Inc. ...........................     276,745
    12,750       Moog, Inc. Class "A"* ....................     376,380
     8,800       Precision Castparts Corp. ................     467,280
     7,000       Rockwell Collins, Inc. ...................     338,240
                                                              ---------
                                                              2,110,457

                 AIR TRANSPORT (0.2%)
     3,700       UTI Worldwide, Inc. ......................     287,490

                 APPAREL (0.9%)
     6,500       Jos. A. Bank Clothiers, Inc.* ............     280,930
     9,000       Phillips-Van Heusen Corp. ................     279,180
     8,000       Polo Ralph Lauren Corp. Class "A" ........     402,400
     4,400       VF Corp. .................................     255,068
                                                              ---------
                                                              1,217,578

                 AUTO PARTS (0.6%)
     5,000       BorgWarner, Inc. .........................     282,300
     9,000       Johnson Controls, Inc. ...................     558,450
                                                              ---------
                                                                840,750

                 AUTO & TRUCK (0.5%)
    15,200       Oshkosh Truck Corp. ......................     656,032

                 BANK (2.1%)
    11,000       Bank of Hawaii Corp. .....................     541,420
    11,500       Colonial BancGroup, Inc. (The) ...........     257,600
     6,000       Compass Bancshares, Inc. .................     274,980
     5,000       M&T BK Corp. .............................     528,550
     5,600       SVB Financial Group* .....................     272,384
     4,000       UnionBanCal Corp. ........................     278,880
     6,000       Wells Fargo & Co. ........................     351,420
     5,500       Westamerica Bancorporation ...............     284,075
                                                              ---------
                                                              2,789,309

                 BANK -- MIDWEST (1.3%)
    12,000       Associated Banc-Corp .....................   $ 365,760
    10,433       Commerce Bancshares, Inc. ................     537,091
    14,500       First Midwest BanCorp, Inc. ..............     539,980
     6,000       Marshall & Ilsley Corp. ..................     261,060
                                                              ---------
                                                              1,703,891

                 BEVERAGE -- ALCOHOLIC (0.3%)
    14,400       Constellation Brands, Inc.
                 Class "A"* ...............................     374,400

                 BEVERAGE -- SOFT-DRINK (0.3%)
     9,000       Hansen Natural Corp.* ....................     423,720

                 BIOTECHNOLOGY (1.1%)
     4,000       Amgen, Inc.* .............................     318,680
     5,000       Genentech, Inc.* .........................     421,050
     5,700       Techne Corp.* ............................     324,786
     6,100       United Therapeutics Corp.* ...............     425,780
                                                              ---------
                                                              1,490,296

                 BUILDING MATERIALS (0.8%)
     5,000       Jacobs Engineering Group, Inc.* ..........     337,000
     6,600       Simpson Manufacturing Co., Inc. ..........     258,324
     7,400       Watsco, Inc. .............................     393,014
                                                              ---------
                                                                988,338

                 CANADIAN ENERGY (0.8%)
     8,000       Suncor Energy, Inc. ......................     484,240
    12,000       Talisman Energy, Inc. ....................     586,080
                                                              ---------
                                                              1,070,320

                 CEMENT & AGGREGATES (0.6%)
     2,400       Eagle Materials, Inc. ....................     291,288
     8,100       Forida Rock Industries, Inc. .............     519,129
                                                              ---------
                                                                810,417

                 CHEMICAL -- DIVERSIFIED (0.2%)
     5,000       Monsanto Co. .............................     313,750


See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 2005
--------------------------------------------------------------------------------

    Shares                                                  Value
-------------------------------------------------------------------

                 CHEMICAL -- SPECIALTY (1.5%)
    10,000       Airgas, Inc. .........................   $ 296,300
    18,000       Ecolab, Inc. .........................     574,740
    11,400       Praxair, Inc. ........................     546,402
     6,000       Sherwin-Williams Co. (The) ...........     264,420
     4,200       Sigma-Aldrich Corp. ..................     269,052
                                                          ---------
                                                          1,950,914

                 COAL (1.3%)
     5,500       CONSOL Energy, Inc. ..................     419,485
    11,000       Joy Global, Inc. .....................     555,060
     8,000       Peabody Energy Corp. .................     674,800
                                                          ---------
                                                          1,649,345

                 COMPUTER & PERIPHERALS (0.2%)
    10,000       Hewlett-Packard Co. ..................     292,000

                 COMPUTER SOFTWARE & SERVICES (1.6%)
     9,500       ANSYS, Inc.* .........................     365,655
     3,000       Anteon International Corp.* ..........     128,280
     6,500       Autodesk, Inc.* ......................     301,860
     8,000       Cognizant Technology Solutions
                 Corp. Class "A"* .....................     372,720
    10,400       Euronet Worldwide, Inc.* .............     307,736
     7,200       Intergraph Corp.* ....................     321,912
     8,600       SRA International, Inc.
                 Class "A"* ...........................     305,128
                                                          ---------
                                                          2,103,291

                 DIVERSIFIED COMPANIES (2.6%)
    13,000       American Standard
                 Companies, Inc. ......................     605,150
    15,000       Ametek, Inc. .........................     644,550
     6,800       Danaher Corp. ........................     366,044
    12,000       ESCO Technologies, Inc.* .............     600,840
     5,000       Fortune Brands, Inc. .................     406,650
     4,000       ITT Industries, Inc. .................     454,400
     8,000       Pentair, Inc. ........................     292,000
                                                          ---------
                                                          3,369,634

                 DRUG (2.2%)
     7,700       Celgene Corp.* .......................   $ 418,264
     7,000       Covance, Inc.* .......................     335,930
     4,000       Genzyme Corp.* .......................     286,560
     7,300       Gilead Sciences, Inc.* ...............     355,948
     6,600       Hospira, Inc.* .......................     270,402
     4,300       Immucor, Inc.* .......................     117,992
     3,600       Kos Pharmaceuticals, Inc.* ...........     240,948
     5,000       Pharmaceutical Product
                 Development, Inc. ....................     287,550
    16,000       Teva Pharmaceutical Industries
                 Ltd. (ADR) ...........................     534,720
                                                          ---------
                                                          2,848,314

                 E-COMMERCE (0.2%)
     5,300       Websense, Inc.* ......................     271,413

                 EDUCATIONAL SERVICES (0.2%)
     9,500       Education Management Corp.* ..........     306,280

                 ELECTRICAL EQUIPMENT (1.0%)
    19,000       Corning, Inc.* .......................     367,270
    11,200       FLIR Systems, Inc.* ..................     331,296
    10,000       Trimble Navigation Ltd.* .............     336,900
     9,800       WESCO international, Inc.* ...........     331,926
                                                          ---------
                                                          1,367,392

                 ELECTRICAL UTILITY -- CENTRAL (1.2%)
    10,000       Entergy Corp. ........................     743,200
     7,000       TXU Corp. ............................     790,160
                                                          ---------
                                                          1,533,360

                 ELECTRICAL UTILITY -- EAST (0.5%)
     4,800       Constellation Energy Group ...........     295,680
     7,000       Exelon Corp. .........................     374,080
                                                          ---------
                                                            669,760

                 ELECTRICAL UTILITY -- WEST (0.5%)
     6,600       Black Hills Corp. ....................     286,242
     8,000       Sempra Energy ........................     376,480
                                                          ---------
                                                            662,722


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

    Shares                                                    Value
---------------------------------------------------------------------

                 ELECTRONICS (0.5%)
     7,000       Amphenol Corp. .........................   $ 282,380
     7,400       Harris Corp. ...........................     309,320
                                                            ---------
                                                              591,700

                 ENTERTAINMENT TECHNOLOGY (0.4%)
    18,000       Scientific Games Corp.
                 Class "A"* .............................     558,000

                 ENVIRONMENTAL (0.5%)
    10,000       Republic Services, Inc. ................     352,900
     7,000       Waste Connections, Inc.* ...............     245,560
                                                            ---------
                                                              598,460

                 FINANCIAL SERVICES -- DIVERSIFIED (2.2%)
     4,000       Affiliated Managers Group, Inc.* .......     289,680
     3,300       BlackRock, Inc. Class "A" ..............     292,446
     5,500       Brown & Brown, Inc. ....................     273,295
     6,000       CIT Group, Inc. ........................     271,080
     6,400       CompuCredit Corp.* .....................     284,288
     6,000       Global Payments, Inc. ..................     466,320
     6,000       Principal Financial Group, Inc. ........     284,220
     8,700       Proassurance Corp.* ....................     406,029
     1,300       Student Loan Corp. (The) ...............     307,944
                                                            ---------
                                                            2,875,302

                 FOOD PROCESSING (1.0%)
    11,400       Flowers Foods, Inc. ....................     310,992
     5,000       Hershey Foods Corp. ....................     281,550
    12,400       United National Foods, Inc.* ...........     438,464
     4,000       Wrigley (Wm.) Jr. Co. ..................     287,520
                                                            ---------
                                                            1,318,526

                 FURNITURE/HOME FURNISHINGS (0.2%)
     4,800       HNI Corp. ..............................     289,056

                 GROCERY (0.3%)
     3,000       Whole Foods Market, Inc. ...............     403,350

                 HOME APPLIANCE (0.6%)
     4,400       Black & Decker Corp. (The) .............     361,196
    12,200       Toro Co. (The) .........................     448,472
                                                            ---------
                                                              809,668

                 HOTEL/GAMING (2.3%)
    10,000       Ameristar Casinos, Inc. ................   $ 208,400
     9,300       Boyd Gaming Corp. ......................     401,016
     2,300       Choice Hotels International, Inc. ......     148,672
     6,200       Gaylord Entertainment Co.* .............     295,430
     3,800       Harrah's Entertainment, Inc. ...........     247,722
     4,100       Kerzner International Ltd.* ............     227,755
    12,000       MGM MIRAGE* ............................     525,240
    17,200       Penn National Gaming, Inc.* ............     535,092
     7,500       Station Casinos, Inc. ..................     497,700
                                                            ---------
                                                            3,087,027

                 HOUSEHOLD PRODUCTS (0.7%)
    10,500       Church & Dwight Company, Inc. ..........     387,870
     4,500       Energizer Holdings, Inc.* ..............     255,150
     3,800       Scotts Miracle-Gro Co. (The)
                 Class "A" ..............................     334,134
                                                            ---------
                                                              977,154

                 INDUSTRIAL SERVICES (0.4%)
     8,000       C.H. Robinson Worldwide, Inc.* .........     512,960

                 INFORMATION SERVICES (1.1%)
     4,000       Corporate Executive Board Co. (The) ....     311,920
     5,500       Dun & Bradstreet Corp. (The) * .........     362,285
     4,200       Getty Images, Inc.* ....................     361,368
     8,000       Moody's Corp. ..........................     408,640
                                                            ---------
                                                            1,444,213

                 INSURANCE -- LIFE (1.4%)
     6,300       AFLAC, Inc. ............................     285,390
     7,500       Delphi Financial Group, Inc.
                 Class "A" ..............................     351,000
     5,500       Manulife Financial Corp. ...............     293,260
     6,000       MetLife, Inc. ..........................     298,980
     4,500       Prudential Financial, Inc. .............     304,020
     3,200       StanCorp Financial Group, Inc. .........     269,440
                                                            ---------
                                                            1,802,090


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 2005
--------------------------------------------------------------------------------

    Shares                                                        Value
-------------------------------------------------------------------------

                 INSURANCE -- PROPERTY
                 & CASUALTY (1.5%)
     5,000       Allstate Corp. (The) .......................   $ 276,450
    16,350       Berkley (W.R.) Corp. .......................     645,498
     2,700       Everest Re Group, Ltd. .....................     264,330
    10,945       Fidelity National Financial, Inc. ..........     487,271
     7,600       RLI Corp. ..................................     351,576
                                                                ---------
                                                                2,025,125

                 INTERNET (0.2%)
     6,400       eBay, Inc.* ................................     263,680

                 MACHINERY (1.4%)
    10,200       Applied Industrial
                 Technologies, Inc. .........................     365,976
     6,000       Gardner Denver, Inc.* ......................     267,600
     3,000       Graco, Inc. ................................     102,840
     7,500       IDEX Corp. .................................     319,125
     7,700       JLG Industries, Inc. .......................     281,743
     3,000       MSC Industrial Direct Company,
                 Inc. Class "A" .............................      99,510
     9,600       Roper Industries, Inc. .....................     377,184
                                                                ---------
                                                                1,813,978

                 MEDICAL SERVICES (5.4%)
     5,400       Aetna, Inc. ................................     465,156
     8,000       American Healthways, Inc.* .................     339,200
     2,600       CIGNA Corp. ................................     306,436
     7,000       Community Health
                 Systems, Inc.* .............................     271,670
     7,000       Coventry Health Care, Inc.* ................     602,140
    10,500       DaVita, Inc.* ..............................     483,735
     7,000       Humana, Inc.* ..............................     335,160
     4,000       PacifiCare Health Systems, Inc.* ...........     319,120
     5,200       Quest Diagnostics, Inc. ....................     262,808
    14,500       Renal Care Group, Inc.* ....................     686,140
     2,900       SFBC International, Inc.* ..................     128,731
     8,000       Sierra Health Services, Inc.* ..............     550,960
    11,960       UnitedHealth Group, Inc. ...................     672,152
     9,750       United Surgical Partners
                 International, Inc.* .......................     381,323
    10,000       VCA Antech, Inc.* ..........................     255,200
     5,000       WellChoice, Inc.* ..........................     379,500
     9,000       WellPoint, Inc.* ...........................     682,380
                                                                ---------
                                                                7,121,811

                 MEDICAL SUPPLIES (5.1%)
     3,000       Alcon, Inc. ................................   $ 383,640
     8,000       Bard (C.R.), Inc. ..........................     528,240
     5,000       Becton Dickinson & Co. .....................     262,150
     5,300       Charles Rivers Laboratories
                 International* .............................     231,186
    14,200       Dade Behring Holdings, Inc. ................     520,572
    10,000       DENTSPLY International, Inc. ...............     540,200
     6,000       Edwards Lifesciences Corp.* ................     266,460
     6,000       Fisher Scientific International, Inc.*.          372,300
     6,000       Haemonetics Corp.* .........................     285,180
     5,800       Intuitive Surgical, Inc.* ..................     425,082
     5,000       Johnson & Johnson ..........................     316,400
     6,300       Kyphon, Inc.* ..............................     276,822
     8,000       LCA-Vision, Inc. ...........................     296,960
     8,000       Owens & Minor, Inc. ........................     234,800
     4,000       ResMed, Inc.* ..............................     318,600
    10,000       Respironics, Inc.* .........................     421,800
    11,400       St. Jude Medical, Inc.* ....................     533,520
     7,500       Sybron Dental Specialties, Inc.* ...........     311,850
     6,300       Ventana Medical Systems, Inc.* .............     239,841
                                                                ---------
                                                                6,765,603

                 METAL FABRICATING (0.2%)
    10,500       Chicago Bridge & Iron Co.
                 N.V. (ADR) .................................     326,445

                 NATURAL GAS -- DISTRIBUTION (0.8%)
     4,400       AGL Resources, Inc. ........................     163,284
    10,500       Southern Union Co.* ........................     270,585
    22,100       UGI Corp. ..................................     622,115
                                                                ---------
                                                                1,055,984

                 NATURAL GAS -- DIVERSIFIED (3.3%)
    18,000       Energen Corp. ..............................     778,680
    15,000       Equitable Resources, Inc. ..................     585,900
     3,600       Kinder Morgan, Inc. ........................     346,176
     6,000       Questar Corp. ..............................     528,720
    14,000       Southwestern Energy Co.* ...................   1,027,600
    23,666       XTO Energy, Inc. ...........................   1,072,543
                                                                ---------
                                                                4,339,619


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

    Shares                                                          Value
---------------------------------------------------------------------------

                 NEWSPAPER (0.5%)
     6,300       Lee Enterprises, Inc. ........................   $ 267,624
     2,000       McClatchy Co. (The) Class "A" ................     130,460
     5,000       Scripps (E.W.) Co. (The)
                 Class "A" ....................................     249,850
                                                                  ---------
                                                                    647,934

                 OILFIELD SERVICES/EQUIPMENT (0.3%)
     9,000       FMC Technologies, Inc.* ......................     378,990

                 PACKAGING & CONTAINER (0.9%)
    15,000       CLARCOR, Inc. ................................     430,800
    18,750       Jarden Corp.* ................................     770,063
                                                                  ---------
                                                                  1,200,863

                 PETROLEUM -- INTEGRATED (0.9%)
     6,000       ConocoPhillips ...............................     419,460
     6,976       Valero Energy Corp. ..........................     788,742
                                                                  ---------
                                                                  1,208,202

                 PETROLEUM -- PRODUCING (2.6%)
    23,000       Chesapeake Energy Corp. ......................     879,750
     4,000       Cimarex Energy Co.* ..........................     181,320
     8,000       Precision Drilling Corp.* ....................     393,600
    15,000       Range Resources Corp. ........................     579,150
     4,700       Tenaris S.A. (ADR) ...........................     647,848
    12,600       Ultra Petroleum Corp.* .......................     716,688
                                                                  ---------
                                                                  3,398,356

                 PHARMACY (1.2%)
     7,000       Caremark Rx, Inc.* ...........................     349,510
    10,000       CVS Corp. ....................................     290,100
     6,200       Express Scripts, Inc.* .......................     385,640
     6,200       Longs Drug Stores Corp. ......................     265,918
     5,000       Omnicare, Inc. ...............................     281,150
                                                                  ---------
                                                                  1,572,318
                 PUBLISHING (0.2%)
     6,000       McGraw-Hill Companies,
                 Inc. (The) ...................................     288,240

                 R.E.I.T. (0.5%)
     7,200       Brookfield Properties Corp. ..................   $ 212,184
     6,700       General Growth Properties, Inc. ..............     301,031
     3,000       Pan Pacific Retail Properties, Inc. ..........     197,700
                                                                  ---------
                                                                    710,915

                 RECREATION (0.6%)
    11,250       SCP Pool Corp. ...............................     392,962
    12,750       Shuffle Master Inc.* .........................     336,983
                                                                  ---------
                                                                    729,945

                 RESTAURANT (1.8%)
    17,250       Applebee's International, Inc. ...............     356,902
     8,000       Cheesecake Factory, Inc. (The)* ..............     249,920
     8,500       Darden Restaurants, Inc. .....................     258,145
     5,500       Panera Bread Co. Class "A"* ..................     281,490
    16,500       RARE Hospitality
                 International, Inc.* .........................     424,050
    15,700       Sonic Corp.* .................................     429,395
     9,000       Yum! Brands, Inc. ............................     435,690
                                                                  ---------
                                                                  2,435,592

                 RETAIL AUTOMOTIVE (0.6%)
    10,500       Advance Auto Parts, Inc.* ....................     406,140
    12,800       O'Reilly Automotive, Inc.* ...................     360,704
                                                                  ---------
                                                                    766,844

                 RETAIL BUILDING SUPPLY (0.6%)
     4,200       Fastenal Co. .................................     256,578
     5,000       Lowe's Companies, Inc. .......................     322,000
     6,000       Tractor Supply Co.* ..........................     273,900
                                                                  ---------
                                                                    852,478

                 RETAIL -- SPECIAL LINES (2.5%)
     6,700       Barnes & Noble, Inc. .........................     252,590
     7,000       Bed Bath & Beyond, Inc.* .....................     281,260
     6,700       Burlington Coat Factory
                 Warehouse Corp. ..............................     254,868
     3,000       Cato Corp. Class "A" .........................      59,790
    12,000       Chico's FAS, Inc.* ...........................     441,600
    22,000       Coach, Inc.* .................................     689,920
     4,000       Guitar Center, Inc.* .........................     220,840
     7,500       Michaels Stores, Inc. ........................     247,950
    26,000       Quiksilver, Inc.* ............................     375,700
    16,400       Urban Outfitters, Inc.* ......................     482,160
                                                                  ---------
                                                                  3,306,678


See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 2005
--------------------------------------------------------------------------------

    Shares                                                      Value
------------------------------------------------------------------------

                 RETAIL STORE (1.1%)
     3,500       Federated Department Stores, Inc.           $   234,045
     3,700       Neiman Marcus Group, Inc.
                 (The) Class "A" .........................       369,815
    11,000       Nordstrom, Inc. .........................       377,520
     2,100       Sears Holdings Corp.* ...................       261,282
     5,000       Target Corp. ............................       259,650
                                                             -----------
                                                               1,502,312

                 SECURITIES BROKERAGE (0.4%)
     4,400       Bear Stearns Companies, Inc. (The) ......       482,900

                 SEMICONDUCTOR (0.2%)
    14,000       Motorola, Inc. ..........................       309,260

                 SHOE (0.9%)
    14,000       Genesco, Inc.* ..........................       521,360
     8,000       K-Swiss, Inc. ...........................       236,560
     3,000       NIKE, Inc. Class "B" ....................       245,040
     7,000       Wolverine World Wide, Inc. ..............       147,350
                                                             -----------
                                                               1,150,310

                 TELECOMMUNICATION SERVICES (0.8%)
    12,000       American Tower Corp. Class "A"* .........       299,400
     9,000       NII Holdings, Inc. Class "A"* ...........       760,050
                                                             -----------
                                                               1,059,450

                 TELECOMMUNICATIONS EQUIPMENT (0.6%)
     7,800       Comtech Telecommunications Corp.* .......       323,466
    10,000       Marvell Technology Group Ltd.* ..........       461,100
                                                             -----------
                                                                 784,566

                 THRIFT (0.5%)
     6,600       FirstFed Financial Corp.* ...............   $   355,146
    30,457       Hudson City Bancorp, Inc. ...............       362,438
                                                             -----------
                                                                 717,584

                 TRUCKING (1.1%)
    20,000       Hunt (J.B.) Transports Services, Inc. ...       380,200
     3,500       Knight Transports, Inc. .................        85,260
    14,400       Landstar System, Inc. ...................       576,432
    21,250       Werner Enterprises, Inc. ................       367,412
                                                             -----------
                                                               1,409,304

                 WATER UTILITY (0.4%)
    12,200       Aqua America, Inc. ......................       463,844

                 WIRELESS NETWORKING (0.6%)
    33,000       Alamosa Holdings, Inc.* .................       564,630
     8,000       UNOVA, Inc.* ............................       279,840
                                                             -----------
                                                                 844,470
                 TOTAL COMMON STOCKS
                 (Cost $66,837,491) ......................   $98,331,329
                                                             -----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

 Principal
  Amount                                                   Value
-------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (13.2%)
$ 1,000,000      Federal Home Loan Bank
                 3.50%, 8/15/06 ...................... $    992,897
  2,000,000      Federal Home Loan Bank
                 4.10%, 6/13/08 ......................    1,972,750
  1,000,000      Federal Home Loan Bank
                 4.125%, 9/12/08 .....................      993,938
  3,000,000      Federal Home Loan Mortgage
                 Corp., 3.25%, 11/2/07 ...............    2,931,495
  2,500,000      Federal Home Loan Mortgage
                 Corp., 5.75%, 1/15/12 ...............    2,653,515
  2,000,000      Federal Home Loan Mortgage
                 Corp., 5.125%, 7/15/12 ..............    2,057,914
  1,000,000      Federal Home Loan Mortgage
                 Corp., 4.50%, 1/15/13 ...............      992,766
  1,000,000      Federal National Mortgage
                 Association 3.25%, 1/15/08 ..........      974,491
  1,890,358      Federal National Mortgage
                 Association Pool #802813,
                 5.00%, 11/1/2034 ....................    1,853,144
  2,000,000      Private Export Funding Corp.
                 Notes Series "J" 7.65%,
                 5/15/06 .............................    2,040,458
                                                       ------------
                 TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost $17,380,205) ..................   17,463,368
                                                       ------------

CORPORATE BONDS & NOTES (0.7%)
  1,000,000      SLM Corp. Floating Rate
                 Notes 4.15%,** 4/1/14 ...............

                 TOTAL CORPORATE
                 BONDS & NOTES
                 (Cost $993,469) .....................      953,480
                                                       ------------

                 TOTAL INVESTMENT
                 SECURITIES (88.3%)
                 (Cost $85,211,165) ..................  116,748,177
                                                       ------------

REPURCHASE AGREEMENTS*** (10.7%)
$ 7,000,000      With Morgan Stanley, 2.80%,
                 dated 9/30/05, due 10/3/05
                 delivery value $7,001,890
                 (collateralized by $7,185,000
                 U.S. Treasury Notes 3.0%,
                 due 12/31/06, with a value
                 of $7,239,964) ...................... $  7,000,630
  7,100,000      With UBS Warburg LLC,
                 2.75%, dated 9/30/05, due
                 10/3/05 delivery value
                 $ 7,101,923 (collateralized
                 by $5,074,000 U.S. Treasury
                 Bonds 8.5%, due 2/15/20,
                 with a value of $7,239,964)              7,100,641
                                                       ------------

                 TOTAL REPURCHASE
                 AGREEMENTS
                 (Cost $14,101,271) ..................   14,101,271
                                                       ------------
CASH AND OTHER
ASSETS IN EXCESS OF
LIABILITIES (1.0%) ...................................    1,267,310
                                                       ------------
NET ASSETS (100%) .................................... $132,116,758
                                                       ============

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE
PER OUTSTANDING SHARE
($132,116,758 [divided by] 5,950,593
shares outstanding) .................................. $      22.20
                                                       ============

Glossary:
* Non-income producing

** Rate at 9/30/05. Floating Rate changes monthly.

*** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

(ADR) American Depositary Receipts


See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                          Value Line Asset Allocation Fund, Inc.

Statement of Assets and Liabilities
September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (Cost -- $85,211,165) ..............................   $116,748,177
Repurchase agreements
   (Cost -- $14,101,271) ..............................     14,101,271
Cash ..................................................         58,789
Receivable for securities sold ........................      1,089,987
Dividends and interest receivable .....................        254,328
Receivable for capital shares sold ....................         36,718
Prepaid expenses ......................................         16,743
                                                          ------------
     Total Assets .....................................    132,306,013

Liabilities:
Accrued expenses:
   Advisory fee payable ...............................         70,174
   Service and distribution plan fees payable .........         26,990
   Other ..............................................         55,198
Payable for capital shares repurchased ................         36,893
                                                          ------------
     Total Liabilities ................................        189,255
                                                          ------------
Net Assets ............................................   $132,116,758
                                                          ============

Net Assets consist of:
Capital stock, at $.001 par value
   (authorized 300,000,000, outstanding
   5,950,593 shares) ..................................          5,951
Additional paid-in capital ............................     89,747,783
Undistributed net investment income ...................        460,674
Accumulated net realized gain on
   investments ........................................     10,365,338
Net unrealized appreciation of investments ............     31,537,012
                                                          ------------
Net Assets ............................................   $132,116,758
                                                          ============

Net Asset Value, Offering and Redemption
   Price, per Outstanding Share
   ($132,116,758 [divided by] 5,950,593 shares
   outstanding) .......................................   $      22.20
                                                          ============

Statement of Operations
For the Six Months Ended September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest ..............................................   $    608,263
Dividends (net of foreign withholding
   tax of $2,434) .....................................        379,558
                                                          ------------
   Total Income .......................................        987,821
                                                          ------------
Expenses:
Advisory fee ..........................................        421,047
Service and distribution plan fee .....................        161,941
Auditing and legal fees ...............................         31,110
Custodian fees ........................................         30,197
Transfer agent fees ...................................         24,705
Accounting & bookkeeping expense ......................         16,287
Printing ..............................................         15,555
Insurance, dues and other .............................         12,627
Registration and filing fees ..........................         10,065
Directors' fees and expenses ..........................         10,065
Postage ...............................................          5,490
                                                          ------------
   Total Expenses Before Custody Credits ..............        739,089
   Less: Custody Credits ..............................           (917)
                                                          ------------
   Net Expenses .......................................        738,172
                                                          ------------
Net Investment Income .................................        249,649
                                                          ------------
Net Realized and Unrealized Gain
   on Investments:
   Net Realized Gain ..................................      5,085,803
   Change in Net Unrealized Appreciation ..............      5,134,383
                                                          ------------
Net Realized Gain and Change
   in Net Unrealized Appreciation
   on investments .....................................     10,220,186
                                                          ------------
Net Increase in Net Assets Resulting
   From Operations ....................................   $ 10,469,835
                                                          ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Statement of Changes in Net Assets for the
Six Months Ended September 30, 2005 (unaudited)
and for the Year Ended March 31, 2005
--------------------------------------------------------------------------------

                                                                           Six Months Ended
                                                                          September 30, 2005       Year Ended
                                                                              (unaudited)        March 31, 2005
                                                                         --------------------   ---------------
Operations:
 Net investment income ...............................................      $     249,649        $     379,032
 Net realized gain on investments ....................................          5,085,803           16,606,359
 Change in net unrealized appreciation (depreciation) ................          5,134,383           (7,809,020)
                                                                            -------------        -------------
Net increase in net assets from operations ...........................         10,469,835            9,176,371
                                                                            -------------        -------------
Distributions to Shareholders:
 Net investment income ...............................................                 --             (213,853)
                                                                            -------------        -------------
Capital Share Transactions:
 Proceeds from sale of shares ........................................          5,245,828           11,651,551
 Proceeds from reinvestment of distributions to shareholders .........                 --              209,411
 Cost of shares repurchased ..........................................        (11,452,341)         (42,697,023)
                                                                            -------------        -------------
 Net decrease from capital share transactions ........................         (6,206,513)         (30,836,061)
                                                                            -------------        -------------
Total Increase (Decrease) in Net Assets ..............................          4,263,322          (21,873,543)
Net Assets:
 Beginning of period .................................................        127,853,436          149,726,979
                                                                            -------------        -------------
 End of period .......................................................      $ 132,116,758        $ 127,853,436
                                                                            -------------        -------------
Net undistributed investment income, at end of period ................      $     460,674        $     211,025
                                                                            =============        =============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                          Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements (unaudited)                     September 30, 2005
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line Asset Allocation Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements (unaudited)                     September 30, 2005
--------------------------------------------------------------------------------

(E) Representations and Indemnifications. In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions

Transactions in capital stock were as follows:

                                  Six Months
                                    Ended
                                September 30,     Year Ended
                                     2005         March 31,
                                 (unaudited)         2005
                               --------------- ---------------
Shares sold ................        246,112          596,982
Shares issued in
   reinvestment of
   dividends and
   distributions ...........             --           10,225
                                    -------          -------
                                    246,112          607,207
Shares repurchased .........       (539,008)      (2,224,672)
                                   --------       ----------
Net decrease ...............       (292,896)      (1,617,465)
                                   ========       ==========

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                          Six Months
                                             Ended
                                         September 30,
                                             2005
                                          (unaudited)
                                        --------------
Purchases:
U.S. Government Agency
   Obligations ......................   $ 2,990,419
Other Investment Securities .........    23,998,320
                                        -----------
                                        $26,988,739
                                        ===========
Sales:
U.S. Government Agency
   Obligations ......................   $        --
Other Investment Securities .........    33,866,971
                                        -----------
                                        $33,866,971
                                        ===========

4. Income Taxes

At September 30, 2005, information on the tax components of capital is as follows:

Cost of investments for tax purposes .........   $ 99,312,436
                                                 ============
Gross tax unrealized appreciation ............   $ 32,265,003
Gross tax unrealized depreciation ............       (727,991)
                                                 ------------
Net tax unrealized appreciation
   on investments ............................   $ 31,537,012
                                                 ============


--------------------------------------------------------------------------------
16

                                          Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements (unaudited)                     September 30, 2005
--------------------------------------------------------------------------------

5. Advisory Fees, Service and Distribution Plan Fees and Transactions With Affiliates

An advisory fee of $421,047 was paid or payable to Value Line, Inc. the Fund's investment adviser (the "Adviser"), for the six months ended September 30, 2005. The fee was computed at an annual rate of .65 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended September 30, 2005, fees amounting to $161,941 were paid or payable to the Distributor under this Plan.

For the six months ended September 30, 2005, the Fund's expenses were reduced by $917 under a custody credit arrangement with the Custodian.

At September 30, 2005, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 1,329,233 shares of the Fund's capital stock, representing 22% of the outstanding shares. In addition, officers and directors owned 8,158 shares of capital stock, representing less than 1% of the outstanding shares.


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                                    Six Months
                                                      Ended
                                                September 30, 2005
                                                   (unaudited)
                                               -------------------
Net asset value, beginning of period .........     $   20.48
                                                   ---------
Income from investment operations:
 Net investment income .......................          .04
 Net gains (or losses) on securities
   (both realized and unrealized) ............         1.68
                                                   ---------
 Total from investment operations ............         1.72
                                                   ---------
Less distributions:
 Dividends from net investment income ........            --
 Distributions from net realized gains .......            --
                                                   ---------
 Total distributions .........................            --
                                                   ---------
Net asset value, end of period ...............       $ 22.20
                                                   =========
Total return .................................          8.40%+
                                                   =========
Ratios/Supplemental Data:
Net assets, end of period (in thousands) .....     $ 132,117
Ratio of operating expenses to average
 net assets(1) ...............................          1.14%*
Ratio of net investment income to average
 net assets ..................................          0.39%*
Portfolio turnover rate ......................            23%+

                                                                      Years Ended March 31,
                                               ---------------------------------------------------------------
                                                  2005         2004         2003         2002          2001
                                               ---------    ---------    ----------    ---------    ----------
Net asset value, beginning of period ......... $   19.05    $   14.89    $    17.41    $   16.54    $    20.88
                                               ---------    ---------    ----------    ---------    ----------
Income from investment operations:
 Net investment income .......................       .06          .04           .02          .01           .23
 Net gains (or losses) on securities
   (both realized and unrealized) ............      1.40         4.16         (2.53)         .92         (3.84)
                                               ---------    ---------    ----------    ---------    ----------
 Total from investment operations ............      1.46         4.20         (2.51)         .93         (3.61)
                                               ---------    ---------    ----------    ---------    ----------
Less distributions:
 Dividends from net investment income ........      (.03)        (.04)         (.01)        (.06)         (.32)
 Distributions from net realized gains .......        --           --           --            --          (.41)
                                               ---------    ---------    ----------    ---------    ----------
 Total distributions .........................      (.03)        (.04)         (.01)        (.06)         (.73)
                                               ---------    ---------    ----------    ---------    ----------
Net asset value, end of period ............... $   20.48      $ 19.05    $    14.89    $   17.41    $    16.54
                                               =========      =======    ==========    =========    ==========
Total return .................................      7.68%       28.20%       (14.42)%       5.60%       (17.59)%
                                               =========      =======    ==========    =========    ==========
Ratios/Supplemental Data:
Net assets, end of period (in thousands) ..... $ 127,853    $ 149,727    $  138,162    $ 216,207    $  270,469
Ratio of operating expenses to average
 net assets(1) ...............................      1.13%        1.11%         1.09%        1.03%         1.01%
Ratio of net investment income to average
 net assets ..................................      0.28%        0.23%         0.09%          --%         1.21%
Portfolio turnover rate ......................        65%          60%           51%          62%          123%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been unchanged for the six months ended September 30, 2005 and the years ended March 31, 2005, 2004, 2003, 2002 and 2001.

+     Not annualized

*     Annualized


See Notes to Financial Statements.
--------------------------------------------------------------------------------
18

                                          Value Line Asset Allocation Fund, Inc.

--------------------------------------------------------------------------------


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Factors Considered by the Independent Trustees
in Approving the Agreement
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that the Fund's Agreement be approved annually by both the Board of Trustees (collectively "the Trustees") and a majority of the Trustees who are not affiliated with Value Line, Inc., the Fund's investment adviser ("Value Line") (the "Independent Trustees"), voting separately. The Trustees have determined that the terms of the Fund's investment advisory agreement (the "Agreement") are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Trustees met in executive sessions separately from the Interested Trustees of the Fund and any officers of Value Line.

Both in meetings which specifically addressed the renewal of the Agreement and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to Value Line's investment and management services under the Agreement. These materials included: (i) information on the investment performance of the Fund, a peer group of funds and an index; (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund's shares; (v) the allocation of the Fund's brokerage; and (vi) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics, and the structure and responsibilities of Value Line's compliance department.

As part of the review of the Agreement, the Independent Trustees requested and Value Line provided additional information in order to evaluate the quality of Value Line's services and the reasonableness of the fee under the Agreement. Among other items, this information included data or analyses of (1) management and other fees incurred by a peer group of funds selected by an independent evaluation service (the "Peer Group"), (2) expense ratios for the Fund and the Peer Group, (3) the investment performance for the Fund and its Peer Group, (4) Value Line's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund, (5) investment management staffing, and (6) the potential for achieving further economies of scale.

The following summarizes matters considered by the Trustees in connection with their renewal of the Agreement. However, the Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Compliance and Investment Performance. The Trustees determined that Value Line had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance, as well as the Fund's performance compared to both the performance of the Peer Group and the results of an index. The Board considered the Fund's performance for the one-year, three-year, five-year and 10-year periods ended December 31, 2004. The Fund outperformed its Peer Group for the one-year, three-year and 10-year periods ended December 31, 2004, and the Fund performed substantially similar to its Peer Group for the five-year period ended December 31, 2004. The Board concluded that the Fund's performance supported the continuation of the Agreement.


--------------------------------------------------------------------------------
20

                                          Value Line Asset Allocation Fund, Inc.

Factors Considered by the Independent Trustees
in Approving the Agreement
--------------------------------------------------------------------------------

Value Line's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also engaged in discussions with senior management of Value Line responsible for investment operations. The Trustees concluded that Value Line has the quality and depth of personnel and the well-developed methods essential to performing its duties under the Agreement.

Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to the shareholders of the Fund. The Trustees also considered the nature and extent of the other services provided by Value Line's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services were satisfactory, reliable and served the shareholders of the Fund well.

Management Fee and Expenses. The Trustees considered Value Line's fee under the Agreement relative to the management fees charged by the Peer Group. The Fund's management fee and total expenses for the most recent fiscal year were lower than the average fees and expense ratios of the Peer Group, and the Board concluded that the Fund's fees and expenses were reasonable relative its Peer Group.

Profitability. The Trustees considered the level of Value Line's profits with respect to the management of the Fund. This consideration included a review of Value Line's methodology in allocating certain of its costs to the management of each Fund. The Trustees concluded that Value Line's profits from management of the Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Trustees noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund.

Other Benefits to Value Line. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Agreement, and by the Fund's shareholders for services provided by Value Line and affiliates.

Conclusion. The Trustees, in light of Value Line's overall performance, considered it appropriate to continue to retain the management services of Value Line. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Agreement with the Fund is fair and reasonable and voted to approve the continuation of the Agreement for another year.


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 14 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                              Principal
                                                              Occupation
                                                Length of     During the                    Other Directorships
Name, Address, and Age     Position             Time Served   Past 5 Years                  Held by Director
----------------------------------------------------------------------------------------------------------------
Interested Directors*
---------------------
Jean Bernhard Buttner      Chairman of the      Since 1987    Chairman, President and       Value Line, Inc.
Age 70                     Board of Directors                 Chief Executive Officer of
                           and President                      Value Line, Inc. (the
                                                              "Adviser") and Value Line
                                                              Publishing, Inc. Chairman
                                                              and President of each of the
                                                              15 Value Line Funds and
                                                              Value Line Securities, Inc.
                                                              (the "Distributor").
----------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 2000    Real Estate Executive:        None
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker).
Age 70
----------------------------------------------------------------------------------------------------------------
Non-Interested Directors*
-------------------------
John W. Chandler           Director             Since 1991    Consultant, Academic          None
1611 Cold Spring Rd.                                          Search Consultation Service,
Williamstown, MA 01267                                        Inc.; Trustee Emeritus and
Age 81                                                        Chairman (1993-1994) of
                                                              the Board of Trustees of
                                                              Duke University; President
                                                              Emeritus, Williams College.
----------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 2000    Customer Support Analyst,     None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 64
----------------------------------------------------------------------------------------------------------------
Francis C. Oakley          Director             Since 2000    Professor of History,         Berkshire Life
54 Scott Hill Road                                            Williams College, 1961 to     Insurance Company
Williamstown, MA 01267                                        present. President Emeritus   of America
Age 74                                                        since 1994 and President,
                                                              1985-1994; Chairman
                                                              (1993-1997) and Interim
                                                              President (2002) of the
                                                              American Council of
                                                              Learned Societies.


--------------------------------------------------------------------------------
22

                                          Value Line Asset Allocation Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                 Principal
                                                                 Occupation
                                                   Length of     During the                       Other Directorships
Name, Address, and Age       Position              Time Served   Past 5 Years                     Held by Director
---------------------------------------------------------------------------------------------------------------------
David H. Porter              Director              Since 1997    Visiting Professor of            None
5 Birch Run Drive                                                Classics, Williams College,
Saratoga Springs, NY 12866                                       since 1999; President
Age 69                                                           Emeritus, Skidmore College
                                                                 since 1999 and President,
                                                                 1987-1998.
---------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director              Since 1987    Chairman, Institute for          A. Schulman Inc.
169 Pompano St.                                                  Political Economy.               (plastics)
Panama City Beach, FL 32413
Age 66
---------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director              Since 1996    Senior Financial Advisor,        None
1409 Beaumont Drive                                              Veritable L.P. (investment
Gladwyne, PA 19035                                               adviser) since April 1, 2004;
Age 56                                                           Senior Financial Advisor,
                                                                 Hawthorne, 2001-2004.
---------------------------------------------------------------------------------------------------------------------
Officers
--------
Stephen E. Grant             Vice President        Since 1993    Portfolio Manager with the
Age 51                                                           Adviser.
---------------------------------------------------------------------------------------------------------------------
Jeffrey D. Geffen            Vice President        Since 2001    Portfolio Manager with the
Age 55                                                           Adviser.
---------------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,       Since 1994    Director, Vice President and
Age 47                       Secretary and                       Compliance Officer of the
                             Chief Compliance                    Adviser. Director and Vice
                             Officer                             President of the Distributor.
---------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio         Treasurer             Since 2005    Treasurer of the Adviser since
Age 46                                                           2005. Chief Financial Officer/
                                                                 Corporate Controller of the
                                                                 Adviser until 2005.
---------------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant Treasurer   Since 2005    Vice President and Secretary
Age 51                       Assistant Secretary                 of the Adviser.
---------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of having been a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

    ------------------------------------------------------------------------
    The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
    ------------------------------------------------------------------------


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
24

INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110

SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o BFDS
                    P.O. Box 219729
                    Kansas City, MO 64121-9729

INDEPENDENT         PricewaterhouseCoopers LLP
REGISTERED PUBLIC   300 Madison Avenue
ACCOUNTING FIRM     New York, NY 10017

LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    Two Sound View Drive, Suite 100
                    Greenwich, CT 06830

DIRECTORS           Jean Bernhard Buttner
                    John W. Chandler
                    Frances T. Newton
                    Francis C. Oakley
                    David H. Porter
                    Paul Craig Roberts
                    Marion N. Ruth
                    Nancy-Beth Sheerr

OFFICERS            Jean Bernhard Buttner
                    Chairman and President
                    Stephen E. Grant
                    Vice President
                    Jeffrey D. Geffen
                    Vice President
                    David T. Henigson
                    Vice President,
                    Secretary and Chief
                    Compliance Officer
                    Stephen R. Anastasio
                    Treasurer
                    Howard A. Brecher
                    Assistant Secretary/Treasurer


This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).


                                                                         #534005

Item 2. Code of Ethics.

      Not Applicable

Item 3. Audit Committee Financial Expert.

      Not Applicable

Item 9.  Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

      (a)    Not applicable

      (b)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

         (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By /s/ Jean B. Buttner
  --------------------------
  Jean B. Buttner, President


Date: December 6, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer


By: /s/ Stephen R. Anastasio
    ------------------------------------------------------------
    Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date: December 6, 2005